CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash and cash equivalents		$ 271,894	$ 260,664
Short-term deposits		946,351	790,823
Marketable securities	[1]	0	184,960
Trade accounts receivable		211,932	154,067
Inventories		268,295	282,688
Other current assets		61,817	35,956
Total current assets		1,760,289	1,709,158
LONG-TERM INVESTMENTS		8,650	8,452
PROPERTY AND EQUIPMENT, NET		1,286,622	1,155,929
INTANGIBLE ASSETS, NET		3,196	5,115
GOODWILL		7,000	7,000
OTHER LONG-TERM ASSETS, NET		14,728	32,863
TOTAL ASSETS		3,080,485	2,918,517
CURRENT LIABILITIES
Current maturities of long-term debt		48,376	58,952
Trade accounts payable		130,624	139,128
Deferred revenue and customers' advances		21,655	18,418
Employee related liabilities		65,199	51,054
Other current liabilities		19,210	9,286
Total current liabilities		285,064	276,838
LONG-TERM DEBT		132,437	172,611
LONG-TERM CUSTOMERS' ADVANCES		7,690	25,710
EMPLOYEE RELATED LIABILITIES		4,985	6,098
OTHER LONG-TERM LIABILITIES		10,129	10,221
TOTAL LIABILITIES		440,305	491,478
Ordinary shares of NIS 15 par value: 150,000 authorized as of December 31, 2024 and 2023 111,637 and 111,550 issued and outstanding, respectively, as of December 31, 2024 110,912 and 110,825 issued and outstanding, respectively, as of December 31, 2023		446,562	443,631
Additional paid-in capital		1,377,986	1,380,917
Cumulative stock based compensation		236,551	202,343
Accumulated other comprehensive loss		(74,188)	(52,935)
Retained earnings		675,479	467,615
TOTAL SHAREHOLDERS' EQUITY, GROSS		2,662,390	2,441,571
Treasury stock, at cost - 87 shares		(9,072)	(9,072)
THE COMPANY'S SHAREHOLDERS' EQUITY		2,653,318	2,432,499
Non-controlling interest		(13,138)	(5,460)
TOTAL SHAREHOLDERS' EQUITY		2,640,180	2,427,039
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		$ 3,080,485	$ 2,918,517

[1]	Marketable securities as of December 31, 2023 were available-for-sale securities; the amortized cost of such marketable securities of $188,826 was net of an immaterial allowance for credit losses.